AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 2009

                                                              File No. 033-42484
                                                              File No. 811-06400

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 112 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 113 /X/

                         THE ADVISORS' INNER CIRCLE FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                           ---------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                 --------------

                               Philip T. Masterson
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004


    It is proposed that this filing become effective (check appropriate box)
      ---------------------------------------------------------------------
             / /  Immediately upon filing pursuant to paragraph (b)
             / /  On [date] pursuant to paragraph (b)
            / /   60 days after filing pursuant to paragraph (a)(1)
            /X/   75 days after filing pursuant to paragraph (a)(2)
           / /    On [date] pursuant to paragraph (a) of Rule 485
      ---------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS
                                NOVEMBER 4, 2009

                   USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                    USFS FUNDS TACTICAL ASSET ALLOCATION FUND


                               INVESTMENT ADVISER:
                            PENNANT MANAGEMENT, INC.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
      NOT SELL SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
        SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS
         IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING
              AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE
                      THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The USFS Funds Limited Duration Government Fund and the USFS Funds Tactical Asset Allocation Fund (each, a "Fund", and collectively, the "Funds" or "USFS Funds") are each a separate series of The Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                          PAGE
  USFS FUNDS LIMITED DURATION GOVERNMENT FUND...............................XX
      FUND INVESTMENT OBJECTIVE.............................................XX
      PRINCIPAL INVESTMENT STRATEGIES.......................................XX
      PRINCIPAL RISKS.......................................................XX
      PERFORMANCE INFORMATION...............................................xx
      FUND FEES AND EXPENSES................................................xx
  USFS FUNDS TACTICAL ASSET ALLOCATION FUND.................................XX
      FUND INVESTMENT OBJECTIVE.............................................XX
      PRINCIPAL INVESTMENT STRATEGIES.......................................XX
      PRINCIPAL RISKS.......................................................XX
      PERFORMANCE INFORMATION...............................................xx
      FUND FEES AND EXPENSES................................................xx
  MORE INFORMATION ABOUT FUND INVESTMENTS...................................XX
  MORE INFORMATION ABOUT RISK...............................................xx
  INFORMATION ABOUT PORTFOLIO HOLDINGS......................................XX
  INVESTMENT ADVISER........................................................xx
  PORTFOLIO MANAGERS........................................................XX
  PERFORMANCE OF COMPARABLE ACCOUNTS........................................XX
  PURCHASING, SELLING AND EXCHANGING FUND SHARES............................xx
  SHAREHOLDER SERVICING ARRANGEMENTS........................................XX
  PAYMENTS TO FINANCIAL INTERMEDIARIES......................................XX
  OTHER POLICIES............................................................XX
  DIVIDENDS AND DISTRIBUTIONS...............................................xx
  TAXES.....................................................................xx
  HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS....................Back Cover

USFS FUNDS LIMITED DURATION GOVERNMENT FUND

FUND INVESTMENT OBJECTIVE

The investment objective of the USFS Funds Limited Duration Government Fund (the "Fund") is to seek a high level of current income consistent with the preservation of capital. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises ("GSEs") (collectively "U.S. Government securities"), repurchase agreements collateralized by such securities, and corporate bonds guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under the Temporary Liquidity Guarantee program. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Under normal market and interest rate conditions, the Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 5 years. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity. For example, the Fund may adopt a strategy meant to take advantage of an unusual shape presented by the yield curve known as a BAR-BELL portfolio structure. This structure would include a large block of money market instruments and a large block of longer maturity issues that together produce a duration measure that falls within the target duration range of 1 to 5 years.

Pennant Management, Inc. ("Pennant" or "the Adviser"), the Fund's investment adviser, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Adviser's analysis of financial market conditions and the outlook for the U.S. economy. The Adviser's view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Adviser will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between Fund eligible sectors of the bond market. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Treasury securities, U.S. Government agency and agency mortgage-backed securities, U.S. Government guaranteed asset-backed securities, and other U.S. Government entity guaranteed securities and deposits. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. Once investment opportunities are identified, the Adviser will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

The Fund's investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may also purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regular settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security. The Fund may also purchase money market securities which are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the FDIC, including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent of the then current limits of FDIC insurance coverage.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in U.S. Government securities that are eligible, without limitation, for investment by these institutions. The Fund also intends to be managed to comply with all investment limitations applicable to federal credit unions so as to qualify as an eligible investment for these institutions. The Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examination Council ("FFIEC").

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks.

U.S. GOVERNMENT SECURITIES RISK -- Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK - A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a fund will be unable to possess and sell the underlying collateral and that such fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The Fund will only invest in asset-backed securities that are guaranteed by the U.S. Government as to the timely payment of both principal and interest.

PERFORMANCE INFORMATION

Effective ________ __, 2009, the Fund became the successor to the Accessor Limited Duration U.S. Government Fund (the "Predecessor Limited Duration Fund"). The Predecessor Limited Duration Fund was managed by the same Adviser that currently manages the Fund and had identical investment objectives and strategies as the Fund and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Limited Duration Fund for periods prior to ________ __, 2009.

The following information illustrates some of the risks of investing in the Fund. The bar chart shows how performance of the Fund and the Predecessor Limited Duration Fund has varied from calendar year to calendar year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

               2005                     2.00%
               2006                     4.36%
               2007                     6.22%
               2008                     4.22%

During the periods shown in the chart, the Fund's highest return for a quarter was 2.15% (quarter ended 03/31/2008) and the lowest return for a quarter was (0.30)% (quarter ended 06/30/2008).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008

The Average Annual Total Returns table compares average annual total returns of the Fund and the Predecessor Limited Duration Fund to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

                                                                           SINCE
                                                              1 YEAR    INCEPTION(1)
----------------------------------------------------------- ----------- -------------
----------------------------------------------------------- ----------- -------------
USFS Funds Limited Duration Government Fund Returns           4.22%        3.83%
  Before Taxes
USFS Funds Limited Duration Government Fund Returns After
  Taxes on Distributions(2)                                   2.91%        2.60%
USFS Funds Limited Duration Government Fund Returns After
  Taxes on Distributions and Sale of Fund Shares(2)           2.80%        2.55%
Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no
  deduction for fees, expenses, or taxes) (3)                 6.61%        4.54%

1     Inception date is July 6, 2004. Index comparison begins on June 30, 2004.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The Merrill Lynch 1-3 Year U.S. Treasury Index measures the performance of short-term government bonds, and is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 3 years.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------ ------------------------------
                                                     INSTITUTIONAL SHARES
------------------------------------------------ ------------------------------
------------------------------------------------ ------------------------------
Investment Advisory Fees                                     0.41%
------------------------------------------------ ------------------------------
------------------------------------------------ ------------------------------
Other Expenses(1)                                            0.29%
------------------------------------------------ ------------------------------
------------------------------------------------ ------------------------------
Total Annual Fund Operating Expenses                         0.70%
------------------------------------------------ ------------------------------
1 "Other Expenses" are based on estimated amounts for the current fiscal year.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

------------------------------------- -----------------------------------------
               1 YEAR                                 3 YEARS
------------------------------------- -----------------------------------------
------------------------------------- -----------------------------------------
                $72                                     $224
------------------------------------- -----------------------------------------

USFS FUNDS TACTICAL ASSET ALLOCATION FUND

FUND INVESTMENT OBJECTIVE

The investment objective of the USFS Funds Tactical Asset Allocation Fund (the "Fund") is to seek to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in a combination of equity securities and fixed income securities that the Fund's investment adviser, Pennant Management, Inc. ("Pennant" or the "Adviser"), believes will help the Fund to achieve its investment objective. The Fund's equity investments, which normally comprise the majority of the Fund's assets, are primarily domestic securities of all capitalization ranges, although the Fund may invest in non-U.S. equity securities, including emerging market securities. The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment grade (high yield or "junk") securities. The Fund may also invest extensively in derivatives, such as futures, options and swaps; other pooled investment vehicles, such as exchange traded funds (ETFs), leveraged ETFs and inverse ETFs; and exchange traded notes (ETNs). The Fund may also sell securities short against the box and may invest in real estate investment trusts (REITs). At times, the Fund's portfolio may be highly non-diversified and focused in relatively few investments or sectors. Pennant may determine to invest up to 50% of the Fund's assets in cash as part of a strategic allocation. The ability to establish a strategic allocation in cash is not intended in any way to limit the Fund's ability to take a temporary defensive position in excess of 50% cash; rather, it is included to allow the Fund investment flexibility.

The Adviser uses a combination of techniques and strategies to achieve the Fund's investment objective, including "bottom up" and "top down" investment strategies.

Pennant's "bottom up" investment strategy generally involves evaluation of possible investments using both fundamental analysis as well as technical analysis. Pennant may examine a company's earnings, cash-flows, competitive position, management's abilities, and financial ratios, such as price-to-sales, price-to-cash flow and/or price-to-earnings relative to perceived expectations in an effort to identify securities that are undervalued relative to their perceived long-term potential. Technical analysis tools that may be implemented include analyzing a security's relative strength, examining various moving averages, and reviewing historical chart patterns. .

Pennant's "top down" investment strategy generally involves fundamental analysis comparisons of the macro economic, financial and political environments in various markets, such as U.S. versus non-U.S. markets, and across various asset classes, such as fixed income versus equity and large-cap versus small-cap. Pennant's top down approach also considers historical relationships between securities types and capitalization categories and seeks to identify anomalies. When anomalies occur, Pennant will attempt to take advantage of these perceived anomalies in order to achieve the Fund's objective. Pennant also utilizes technical analysis at a macro level to evaluate possible investment opportunities. Various momentum and sentiment indicators are reviewed frequently in an attempt to optimize the timing of a purchase or sale for the Fund.

Pennant uses additional investment techniques on a more opportunistic basis. Pennant may look for specific event-based distortions in various markets. Pennant believes that periodically certain investments' normal trading activity becomes dysfunctional due to a liquidity squeeze on that particular security or its constituent market. Often times, this situation is the direct result of another investor's immediate need to liquidate a position or positions in order to remedy a liquidity situation in which it finds itself, and the Fund may seek to capitalize on this condition by providing liquidity at prices that are substantially below levels that would normally exist if there were no liquidity constraints.

Pennant may seek to protect a position or positions within the Fund's portfolio through hedging techniques, such as writing covered calls, purchasing covered puts, or selling a security short, against an existing long position. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception may cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

DERIVATIVES RISK - Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Due to their volatility, the Fund may lose more in a derivative than it originally invested in it.

ETF RISK - ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Additionally, pooled investment vehicles, no matter how well run, always suffer from some amount of "tracking error." Tracking error is the difference between the performance of a fund and the performance of its underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

LEVERAGED ETF RISK - Leveraged ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. The value of a leveraged ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF's investment strategies involve consistently applied leverage. Such ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect may be enhanced during the periods of increased market volatility.

INVERSE ETF RISK - Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises - a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK - Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

ETN RISK - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN SECURITIES RISK - Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS RISK - Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

U.S. GOVERNMENT SECURITIES RISK -- Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK - A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a fund will be unable to possess and sell the underlying collateral and that such fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

NON-DIVERSIFICATION RISK - The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

REITS RISK - REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

SECTOR RISK - To the extent the Fund invests in a particular sector, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser managed a comparable account with substantially similar investment objectives and policies as those of the Fund. For more information about this similar account, including performance information, see "Performance of Comparable Accounts."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ----------------------------------
                                                                   INSTITUTIONAL SHARES
------------------------------------------------------------ ----------------------------------
------------------------------------------------------------ ----------------------------------
Investment Advisory Fees                                                   0.75%
------------------------------------------------------------ ----------------------------------
------------------------------------------------------------ ----------------------------------
Other Expenses(1)                                                          0.25%
------------------------------------------------------------ ----------------------------------
------------------------------------------------------------ ----------------------------------
Acquired Fund Fees and Expenses(2)                                         0.25%
------------------------------------------------------------ ----------------------------------
------------------------------------------------------------ ----------------------------------
Total Annual Fund Operating Expenses                                       1.25%
------------------------------------------------------------ ----------------------------------

1 "Other Expenses" are based on estimated amounts for the current fiscal year. 2 "Acquired Fund Fees and Expenses" are based on estimated amounts for the currentfiscal year.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

-------------------------------------- -----------------------------------------
                1 YEAR                                 3 YEARS
-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
                 $127                                    $397
-------------------------------------- -----------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation.

The USFS Funds Limited Duration Government Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC. The FFIEC is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System (FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision
(OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions.

Due to its investment strategy, the USFS Funds Tactical Asset Allocation Fund may buy and sell securities frequently. The Fund employs an active management style that will most likely result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance. The Fund uses short-term trading as an integral part of its investment strategy and engages in frequent trading of portfolio securities to manage its investment exposure and weightings of portfolio securities. As a result, the Fund's portfolio turnover rate is expected to significantly exceed 100%, which will result in increased expenses for the Fund, increased taxable distributions to shareholders, and may adversely affect the Fund's performance. Consistent with its investment strategy, the Adviser expects to continue to have significant portfolio turnover, which may exceed 1000%.

MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Funds have investment goals and strategies for reaching these goals. The Adviser invests the Funds' assets in a way that it believes will help the Funds achieve their goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK (TACTICAL ASSET ALLOCATION FUND) - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, European Depositary Receipts, and Global Depositary Receipts, as well as shares of ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK (BOTH FUNDS) -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK (TACTICAL ASSET ALLOCATION FUND) - Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

Pennant Management, Inc. (the "Adviser"), a Wisconsin corporation located at 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224, serves as the investment adviser to the Funds. The Adviser was formed in 1992 and manages the investment portfolios of insurance companies, community banks, healthcare organizations, government units and other personal and employee benefit trusts and entities. The Adviser is owned by U.S. Fiduciary Services, Inc., an Illinois corporation. As of December 31, 2008, the Adviser had approximately $3.2 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.41% of the average daily net assets of the USFS Funds Limited Duration Government Fund and 0.75% of the average daily net assets of the USFS Funds Tactical Asset Allocation Fund.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement with the Adviser will be available in the Funds' [insert date] [Semi]-Annual Report for the period [________].

PORTFOLIO MANAGERS

The Adviser uses a team approach to the management of the Funds. Pennant Management's Investment Committee has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. The following individuals are jointly and primarily responsible for the day-to-day management of the Funds.

Chris J. Weber, Vice President, joined the Adviser in 2004 as a trader and portfolio manager. He serves as the lead portfolio manager for the USFS Funds Tactical Asset Allocation Fund. Prior to joining the Adviser, Mr. Weber was a trader for the Smith Barney unit of Citigroup Global Markets from January 1994 to June 2004.

James E. Habanek, CFA, Senior Vice President, joined in the Adviser in 2008 and serves as the lead portfolio manager for the USFS Funds Limited Duration Government Fund and also assists in managing the USFS Funds Tactical Asset Allocation Fund. Prior to joining the Adviser, Mr. Habanek was Vice President at Capital Markets Group at Ziegler Companies, Inc. from March 2006 to November 2007 and Vice President at Capital Markets Group at CIB Marine Bankshares, Inc. from August 1999 to January 2006.

John P. Culhane, CFA, Senior Vice President, joined the Adviser in 2002 and serves as a portfolio manager for the USFS Funds Limited Duration Government Fund. Prior to joining the Adviser, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company from 1989 to 2002.

David W. Trotter, Investment Officer, Portfolio Manager and Research Analyst, joined the Adviser in 2006. Mr. Trotter received his Bachelor of Science degree in finance from Marquette University, where he was a member of Marquette's Applied Investment Management Program. He is currently a candidate for the Chartered Financial Analyst designation.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PERFORMANCE OF COMPARABLE ACCOUNTS - TACTICAL ASSET ALLOCATION FUND

The information set forth below represents the performance of another mutual fund managed by the same individuals at the Adviser who manage the Tactical Asset Allocation Fund and that have investment strategies substantially similar to those of the Fund. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The table compares the average annual total returns of the other mutual fund managed by the Adviser to its respective index.

The performance information shown below from September 10, 2007 to December 31, 2008 is the performance of the Accessor Total Return Fund, a registered mutual fund of the Accessor Funds, to which the Adviser served as sub-adviser ("Total Return Fund"). The Total Return Fund had similar investment objectives, policies and strategies as the USFS Funds Tactical Asset Allocation Fund ("Tactical Asset Allocation Fund").

THE BAR CHART AND PERFORMANCE TABLE THAT FOLLOW DO NOT SHOW THE PERFORMANCE OF THE TACTICAL ASSET ALLOCATION FUND. THEY SHOW THE PERFORMANCE OF THE TOTAL RETURN FUND, A SIMILAR MUTUAL FUND MANAGED BY THE ADVISER. THE ADVISER'S PAST PERFORMANCE IN MANAGING THIS SIMILAR MUTUAL FUND IS NO GUARANTEE OF THE FUTURE PERFORMANCE OF THE TACTICAL ASSET ALLOCATION FUND.

THIS TABLE COMPARES THE TOTAL RETURN FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2008 TO THAT OF THE S&P 500 INDEX. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 COMMON STOCKS CHOSEN TO REFLECT THE INDUSTRIES IN THE U.S. ECONOMY.

---------------------------------------------- -------------- ---------------
                                                   1 YEAR     SINCE INCEPTION*
---------------------------------------------- -------------- ---------------
---------------------------------------------- -------------- ---------------
ACCESSOR TOTAL RETURN FUND                       (44.13)%        (36.44)%
---------------------------------------------- -------------- ---------------
---------------------------------------------- -------------- ---------------
S&P 500 INDEX                                    (37.00)%        (28.79)%
---------------------------------------------- -------------- ---------------

Fund commenced operations on September 10, 2007. Index comparison begins on September 11, 2007.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE TOTAL RETURN FUND FROM CALENDAR YEAR TO CALENDAR YEAR DURING THE PERIODS THAT IT WAS MANAGED BY THE ADVISER.

                         ---------------- -------------
                                2008         (44.13)%
                         ---------------- -------------

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

Institutional Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 1-xxx-xxx-xxxx or log on to the Funds' website at [SEI - please insert website]

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name. Make your check payable to USFS Funds.

REGULAR MAIL ADDRESS

USFS Funds
[TBD]

EXPRESS MAIL ADDRESS

USFS Funds
[TBD]

BY WIRE

To open an account by wire, call 1-xxx-xxx-xxxx for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

[TBD]
USFS Funds
DDA #: [TBD]
Ref: Fund name/account number/account name

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value per share ("NAV") next determined after a Fund receives your purchase order in proper form. "Proper form" means that a Fund was provided with a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from a Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to a Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with a Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUNDS CALCULATE NAV

Each Fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Funds' Board, these methods are implemented through the Funds' Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the USFS Funds Tactical Asset Allocation Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

With respect to non-U.S. securities held by a Fund, a Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value a Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, a Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, a Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

PURCHASES IN KIND

Under certain conditions and in each Fund's discretion, you may pay for shares of the Funds with securities instead of cash.

MINIMUM PURCHASES

To purchase shares of a Fund for the first time, you must invest at least $5,000 ($3,000 for individual retirement accounts ("IRAs")). Subsequent investments for a Fund must be $100 or more. Each Fund may accept initial investments of smaller amounts in its sole discretion.

FUND CODES

The reference information listed below will be helpful to you when you contact the Funds to purchase Institutional Shares of a Fund, check daily NAV or obtain additional information.

----------------------------------------- ----------------------- --------------------- --------------------
FUND NAME                                     TRADING SYMBOL             CUSIP               FUND CODE
----------------------------------------- ----------------------- --------------------- --------------------
----------------------------------------- ----------------------- --------------------- --------------------
USFS Funds Limited Duration Government              xx                     xx                   xx
Fund
----------------------------------------- ----------------------- --------------------- --------------------
----------------------------------------- ----------------------- --------------------- --------------------
USFS Funds Tactical Asset Allocation                xx                     xx                   xx
Fund
----------------------------------------- ----------------------- --------------------- --------------------

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-xxx-xxx-xxxx.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing. The Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.

The sale price will be the NAV next determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, a Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $[XX] fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with a Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY

PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $3,000 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

EXCHANGING SHARES

At no charge, you may exchange shares of one USFS Fund for shares of another USFS Fund by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds' shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the USFS Funds Tactical Asset Allocation Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares if the price of the Fund's foreign securities does not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the USFS Funds Tactical Asset Allocation Fund invests in small- and/or mid-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

    o Shareholders are restricted from making more than four "round trips" into or out of any Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a "round trip" as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

    o Each Fund reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company of Act 1940, as amended, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce, during the term of the agreement, the Funds' or, in certain instances, the financial intermediary's market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and
(3) enforce the Funds' or, in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The USFS Funds Limited Duration U.S. Government Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The USFS Funds Tactical Asset Allocation Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Because the Funds may invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest that a Fund receives from sources in foreign countries.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                         THE ADVISORS' INNER CIRCLE FUND

                                   USFS FUNDS

INVESTMENT ADVISER

Pennant Management, Inc.
11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated November 4, 2009, includes detailed information about the USFS Funds and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORTS (WHEN AVAILABLE), OR MORE
INFORMATION:

BY TELEPHONE:     1-XXX-XXX-XXXX

BY MAIL:          USFS Funds
                  [TBD]

BY INTERNET:      [TBD]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.

                                                                 xxx-xx-xxx-xxxx

                       STATEMENT OF ADDITIONAL INFORMATION

                   USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                      ("LIMITED DURATION GOVERNMENT FUND")
                    USFS FUNDS TACTICAL ASSET ALLOCATION FUND
                       ("TACTICAL ASSET ALLOCATION FUND")

                EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                NOVEMBER 4, 2009

                               INVESTMENT ADVISER:
                            PENNANT MANAGEMENT, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund (each a "Fund" and together, the "Funds"). This SAI is incorporated by reference and should be read in conjunction with the Funds' prospectus dated November 4, 2009. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Funds' prospectus or Annual Report (when available) free of charge by writing to the Trust at [TBD] or calling the Funds at 1-xxx-xxx-xxxx.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

THE TRUST.....................................................................XX
DESCRIPTION OF PERMITTED INVESTMENTS..........................................XX
INVESTMENT LIMITATIONS........................................................XX
THE ADVISER...................................................................XX
THE PORTFOLIO MANAGERS........................................................XX
THE ADMINISTRATOR.............................................................XX
THE DISTRIBUTOR...............................................................XX
PAYMENTS TO FINANCIAL INTERMEDIARIES..........................................XX
THE TRANSFER AGENT............................................................XX
THE CUSTODIAN.................................................................XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................XX
LEGAL COUNSEL.................................................................XX
TRUSTEES AND OFFICERS OF THE TRUST............................................XX
PURCHASING AND REDEEMING SHARES...............................................XX
DETERMINATION OF NET ASSET VALUE..............................................XX
TAXES.........................................................................XX
FUND TRANSACTIONS.............................................................XX
PORTFOLIO HOLDINGS............................................................XX
DESCRIPTION OF SHARES.........................................................XX
SHAREHOLDER LIABILITY.........................................................XX
LIMITATION OF TRUSTEES' LIABILITY.............................................XX
PROXY VOTING..................................................................XX
CODES OF ETHICS...............................................................XX
APPENDIX A - DESCRIPTION OF RATINGS..........................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES............................B-1

November 4, 2009

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate each Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

NON-DIVERSIFICATION. The Tactical Asset Allocation Fund is non-diversified, as that term is defined in the 1940 Act, which means that a relatively high percentage of assets of the Fund may be invested in securities of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified (i.e., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund's investment objective and permitted by the Fund's stated investment policies.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The

Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o EXCHANGE-TRADED FUNDS. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQQsSM"), and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Exchange-Traded Funds" and "Securities of Other Investment Companies" below.

o EXCHANGE-TRADED NOTES. An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees. No period coupon payments are distributed, and no principal protection exists. ETNs were designed to create a type of security that combines both the aspects of bonds and exchange traded funds (ETF). Similar to ETFs, ETNs are traded on a major exchange, such as the NYSE during normal trading hours. However, investors can also hold the debt security until maturity. At that time the issuer will give the investor a cash amount that would be equal to principal amount.

    One factor that affects the ETN's value is the credit rating of the issuer. The value of the ETN may drop despite no change in the underlying index. This might occur, for instance, due to a downgrade in the issuer's credit rating.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

    Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

    The Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

o SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

o INITIAL PUBLIC OFFERINGS ("IPOS") - A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

    A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.]

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

o U.S. GOVERNMENT SECURITIES - The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

    Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

    On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.

o CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

o MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

    Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

    Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

The Limited Duration Government Fund will only invest in mortgage-backed securities issued by government agencies and that are guaranteed by the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Funds may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to pre-payment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

The Limited Duration Government Fund will only invest in asset-backed securities that are guaranteed by the U.S. government.

INFLATION-INDEXED BONDS - The Funds may invest in U.S. Treasury inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%). If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPIU"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU or any inflation index will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Interest payments on such bonds may vary because the interest principal and/or interest is periodically adjusted based on the current inflation rates. If the inflation index falls, the interest payable on these securities will also fall. The U.S. Treasury guaranteed that it would pay back the par amount of such bonds where there is a drop in prices.


SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Funds will only invest in a security issued by a commercial bank if the bank:

|X| Has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);

|X|  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

|X| Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Funds may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

U.S. SMALL BUSINESS ADMINISTRATION ("SBA") STRIPPED SECURITIES - The Tactical Asset Allocation Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, issued by the U.S. Small Business Administration, are issued at a discount to their "face value." Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involves certain risks which are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

The Limited Duration Government Fund may invest in zero-coupon securities with remaining maturities of less than 1 year, subject to the requirements of the FFIEC 20% risk based capital or better. A zero-coupon security has no cash coupon payments.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

|X|  PREPAYMENT RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

|X|  EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

|X|  CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as three-month treasury bills, are considered "risk-free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade ("junk bonds") are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Funds to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Description of Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by rating agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Funds may invest in securities of any rating.

FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES. Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. The Funds can invest in foreign securities in a number of ways:

    |X| A Fund can invest directly in foreign securities denominated in a foreign currency; and

    |X| A Fund can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments.

    |X|  A Fund can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

    o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

    o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

    o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

    o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

    o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

    |X| are generally more volatile than, and not as developed or efficient as, those in the United States;

    |X| have substantially less volume;

    |X| trade securities that tend to be less liquid and experience rapid and erratic price movements;

    |X| have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

    |X| employ trading, settlement and custodial practices less developed than those in U.S. markets; and

    |X| may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

    |X| foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

    |X| adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

    |X| in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

    |X| OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

    |X| economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

    |X| restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

    |X| It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

    |X| Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

    |X| Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

    |X| There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

    |X| Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

    |X| The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

    |X| Have relatively unstable governments;

    |X| Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

    |X| Offer less protection of property rights than more developed countries;
        and

    |X| Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds have described the ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

FLOATING AND VARIABLE RATE INSTRUMENTS. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Description of Ratings" to this SAI.

LIQUIDITY MANAGEMENT PRACTICES - Each Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. Letters of Credit are limited to 20% of the Fund's net assets as determined at the end of each calendar quarter, while Lines of Credit are limited to no more than 10% of the Fund's assets as determined at the end of each calendar quarter.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. The assumption behind such a put transaction is that the securities being put are subject to an unforeseen liquidity squeeze that would cure itself over some intermediate period of time, but not in a time necessary to meet shareholder redemption requests.

Once eligible securities are put under a Letter of Credit arrangement, there is no recourse to the Fund, that the bank or financial intermediary would contractually be able to attest. In the case of a Line of Credit arrangement the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral. Typically, this arrangement is a temporary affair meant to meet redemption requests that temporarily exceed the cash equivalents available within the Fund. For example, the Fund processes redemption requests on a daily basis. As a general rule the Fund would not know the aggregate value of those redemption requests until after the close of trading on any given day. At that point it would be impossible for the Fund to sell securities for regular settlement the following day in order to meet the redemption requests that will need to be serviced on that following day. A Line of Credit arrangement would facilitate the satisfaction of these redemption requests.

REAL ESTATE INVESTMENT TRUST. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

EXCHANGE-TRADED FUNDS. The Tactical Asset Allocation Fund may invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An "enhanced ETF" seeks to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF, in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.

EXCHANGE-TRADED NOTES. The Tactical Asset Allocation Fund may invest in exchange-traded notes. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES LENDING. The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board, the Adviser determines the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES. The Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS. A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

RISKED-BASED WEIGHTINGS - The Federal Financial Institutions Examination Council ("FFIEC") is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System (FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision (OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions. Under normal circumstances, the Limited Duration Government Fund will not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC, as may be amended from time to time.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Funds' prospectuses, the Funds may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended ("1940 Act"). Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading and regulated by the Commodity Futures Trading Commission ("CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

|X|  PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

    |X| Allowing it to expire and losing its entire premium;

    |X| Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

    |X| Closing it out in the secondary market at its current price.

|X|  SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted only to write covered options. At the time of selling the call option, the Funds may cover the option by owning, among other things:

    |X| The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

    |X| A call option on the same security or index with the same or lesser exercise price;

    |X| A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

    |X| Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

    |X| In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

    |X| Entering into a short position in the underlying security;

    |X| Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

    |X| Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

    |X| Maintaining the entire exercise price in liquid securities.

|X|  OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

|X|  OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

|X|  COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

|X|  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

    |X| Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount);

    |X| Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC;

    |X| Do not require an initial margin deposit; and

    |X| May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

|X|  EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

|X|  INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

|X|  CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

|X| current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

|X| a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

|X| differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

|X| have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

|X|  have to purchase or sell the instrument underlying the contract;

|X|  not be able to hedge its investments; and/or

|X|  not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

|X| an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

|X| unusual or unforeseen circumstances may interrupt normal operations of an exchange;

|X| the facilities of the exchange may not be adequate to handle current trading volume;

|X| equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

|X| investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, you may end up paying too much for Fund shares when you buy into a Fund. If a Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

|X|  actual and anticipated changes in interest rates;

|X|  fiscal and monetary policies; and

|X|  national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such a transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with these requirements, and subject to certain risks.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding shares of the Funds. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Except as noted, the Funds may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This policy does not apply to the Tactical Asset Allocation Fund.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

The following limitations are non-fundamental and may be changed by the Trust's Board without shareholder approval. In addition, the investment objectives of the Funds are non-fundamental policies that may be changed by the Trust's Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

Except as noted, the Funds may not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total net assets of a Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets. This policy does not apply to the Tactical Asset Allocation Fund.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of a Fund's net assets.

7. Under normal circumstances, the Limited Duration Government Fund will invest at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises and in repurchase agreements collateralized by such securities. The Limited Duration Government Fund may not change this policy without 60 days' prior notice to shareholders

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs).

COMMODITIES. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

GENERAL. Pennant Management, Inc. (the "Adviser"), a Wisconsin corporation located at 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224, is a registered investment advisor under the Advisers Act. The Adviser is owned by U.S. Fiduciary Services, Inc., an Illinois corporation. U. S. Fiduciary Services, Inc. is a 100% employee owned company. U. S. Fiduciary Services, Inc. also owns all of the capital stock of two trust companies: Salem Trust Company of Florida and GreatBanc Trust Company of Illinois. The Adviser manages money under a sub-advisory agreement for each of these trust companies. The Adviser manages the investment portfolios of insurance companies, community banks, healthcare organizations, governmental units and other personal and employee benefit trusts and entities. As of July 31, 2009, the Adviser had approximately $3.2 billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement dated _________ __, 2009 (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under this Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.41% of the average daily net assets of the USFS Funds Limited Duration Government Fund and 0.75% of the average daily net assets of the USFS Funds Tactical Asset Allocation Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. Portfolio managers at the Adviser are compensated with a fixed salary plus a discretionary bonus based on the percentage of management fees received on the assets managed by the portfolio manager (not including the Fund). Compensation is not based on any performance related criteria. The year-end bonus is a function of the overall performance of the portfolio manager and the net revenue to the firm and is paid on a discretionary basis.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because the Funds are new, as of the date of this SAI, none of the portfolio managers beneficially own shares of the Funds.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of July 31, 2009.

----------------------- -------------------------------- ----------------------------------- -------------------------------------
                          REGISTERED OTHER POOLED
          NAME               INVESTMENT COMPANIES               INVESTMENT VEHICLES                     OTHER ACCOUNTS
----------------------- -------------------------------- ----------------------------------- -------------------------------------
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
                          NUMBER OF      TOTAL ASSETS       NUMBER OF       TOTAL ASSETS        NUMBER OF        TOTAL ASSETS
                          ACCOUNTS                          ACCOUNTS                            ACCOUNTS
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
John P. Culhane               0               $0                0                $0                40          $447,209,422.49
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
James E. Habanek              0               $0                0                $0                58          $145,480,751.96
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
Chris J. Weber                0               $0                0                $0               170          $450,085,176.92
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------
David W. Trotter              0               $0                0                $0                41           $6,891,729.21
----------------------- -------------- ----------------- ---------------- ------------------ --------------- ---------------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002 and September 7, 2006 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Funds whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

---------------------------------------------- -------------------------------------------
      FEE (AS A PERCENTAGE OF AGGREGATE
           AVERAGE ANNUAL ASSETS)                   FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
                    X.XX%                                  First $XX million
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---------------------------------------------- -------------------------------------------
                    X.XX%                                   Next $XX million
---------------------------------------------- -------------------------------------------
---------------------------------------------- -------------------------------------------
                    X.XX%                                  Over $XXX million
---------------------------------------------- -------------------------------------------

The foregoing fee is subject to a minimum annual fee of $xx for the Pennant Management, Inc. fund complex, and is applicable to each Fund within the fund complex.

o Each additional fund established after the initial [two] funds in the Pennant Management, Inc. fund complex, will be subject to a minimum annual fee of $XXX.
o For each additional class of shares of a fund established after the initial [one (1)] class of shares per fund, the Pennant Management, Inc. fund complex will be subject to an additional minimum annual fee of $XXX per class.

The fees outlined above will remain in place for a period of five (5) years.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Funds shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

[TBD] serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

[TBD]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[TBD]

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

---------------------------- ----------------------- ---------------------------- ------------------------------------------------
NAME AND DATE OF BIRTH       POSITION WITH TRUST     PRINCIPAL OCCUPATIONS IN     OTHER DIRECTORSHIPS HELD
                             AND LENGTH OF TERM      THE PAST 5 YEARS
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Robert Nesher                Chairman of the Board    SEI employee 1974 to        Trustee of The Advisors' Inner Circle Fund II,
(08/17/46)                   of Trustees*            present; currently           Bishop Street Funds, SEI Daily Income Trust,
                             (since 1991)            performs various services    SEI Institutional International Trust, SEI
                                                     on behalf of SEI             Institutional Investments Trust, SEI
                                                     Investments for which Mr.    Institutional Managed Trust, SEI Liquid Asset
                                                     Nesher is compensated.       Trust, SEI Asset Allocation Trust and SEI Tax
                                                     President and Director of    Exempt Trust. Director of SEI Global Master
                                                     SEI Opportunity Fund,        Fund plc, SEI Global Assets Fund plc, SEI
                                                     L.P. and SEI Structured      Global Investments Fund plc, SEI
                                                     Credit Fund, LP.             Investments--Global Funds Services, Limited,
                                                     President and Chief          SEI Investments Global, Limited, SEI
                                                     Executive Officer of SEI     Investments (Europe) Ltd., SEI
                                                     Alpha Strategy               Investments--Unit Trust Management (UK)
                                                     Portfolios, LP, June 2007    Limited, SEI Multi-Strategy Funds PLC, SEI
                                                     to present.                  Global Nominee Ltd. and SEI Alpha Strategy
                                                                                  Portfolios, LP.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
William M. Doran             Trustee*                 Self-Employed Consultant    Trustee of The Advisors' Inner Circle Fund II,
(05/26/40)                   (since 1992)            since 2003. Partner at       Bishop Street Funds, SEI Daily Income Trust,
                                                     Morgan, Lewis & Bockius      SEI Institutional International Trust, SEI
                                                     LLP (law firm) from 1976     Institutional Investments Trust, SEI
                                                     to 2003. Counsel to the      Institutional Managed Trust, SEI Liquid Asset
                                                     Trust, SEI Investments,      Trust, SEI Asset Allocation Trust and SEI Tax
                                                     SIMC, the Administrator      Exempt Trust. Director of SEI Alpha Strategy
                                                     and the Distributor.         Portfolios, LP since June 2007. Director of
                                                                                  SEI Investments (Europe), Limited, SEI
                                                                                  Investments--Global Funds Services, Limited,
                                                                                  SEI Investments Global, Limited, SEI
                                                                                  Investments (Asia), Limited and SEI Asset
                                                                                  Korea Co., Ltd. Director of the Distributor
                                                                                  since 2003.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------


                                       33

----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Charles E. Carlbom           Trustee                 Self-Employed Business       Trustee of The Advisors' Inner Circle Fund II
(08/20/34)                   (since 2005)            Consultant, Business         and Bishop Street Funds; Board Member, Oregon
                                                     Projects Inc. since 1997.    Transfer Co., and O.T. Logistics, Inc.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
John K. Darr                 Trustee                 Retired. CEO, Office of      Trustee of The Advisors' Inner Circle Fund II
(08/17/44)                   (since 2008)            Finance, Federal Home Loan   and Bishop Street Funds. Director of Federal
                                                     Bank, from 1992 to 2007.     Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                                  (non-profit developer of affordable housing
                                                                                  for ownership).
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Mitchell A. Johnson          Trustee                 Retired.                     Trustee of The Advisors' Inner Circle Fund II,
(03/01/42)                   (since 2005)                                         Bishop Street Funds, SEI Asset Allocation
                                                                                  Trust, SEI Daily Income Trust, SEI
                                                                                  Institutional International Trust, SEI
                                                                                  Institutional Managed Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Liquid Asset Trust, SEI Tax Exempt
                                                                                  Trust and SEI Alpha Strategy
                                                                                  Portfolios, LP. Director, Federal
                                                                                  Agricultural Mortgage Corporation
                                                                                  (Farmer Mac) since 1997.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Betty L. Krikorian           Trustee                 Vice President,              Trustee of The Advisors' Inner Circle Fund II
(01/23/43)                   (since 2005)            Compliance, AARP Financial   and Bishop Street Funds.
                                                     Inc. since 2008.
                                                     Self-Employed Legal and
                                                     Financial Services
                                                     Consultant since 2003.
                                                     Counsel (in-house) for
                                                     State Street Bank from 1995
                                                     to 2003.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
James M. Storey              Trustee                  Attorney, Solo              Trustee/Director of The Advisors' Inner Circle
(04/12/31)                   (since 1994)            Practitioner since 1994.     Fund II, Bishop Street Funds, U.S. Charitable
                                                                                  Gift Trust, SEI Daily Income Trust,
                                                                                  SEI Institutional International Trust,
                                                                                  SEI Institutional Investments Trust,
                                                                                  SEI Institutional Managed Trust, SEI
                                                                                  Liquid Asset Trust, SEI Asset
                                                                                  Allocation Trust, SEI Tax Exempt Trust
                                                                                  and SEI Alpha Strategy Portfolios, LP.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------


                                       34

---------------------------- ----------------------- ---------------------------- ------------------------------------------------
George J. Sullivan, Jr.      Trustee                  Self-employed Consultant,   Trustee/Director of State Street Navigator
(11/13/42)                   (since 1999)            Newfound Consultants Inc.    Securities Lending Trust, The Advisors' Inner
                                                     since April 1997.            Circle Fund II, Bishop Street Funds, SEI
                                                                                  Opportunity Fund, L.P., SEI Structured Credit
                                                                                  Fund, LP, SEI Daily Income Trust, SEI
                                                                                  Institutional International Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust, SEI Liquid Asset
                                                                                  Trust, SEI Asset Allocation Trust, SEI Tax
                                                                                  Exempt Trust and SEI Alpha Strategy
                                                                                  Portfolios, LP; member of the independent
                                                                                  review committee for SEI's Canadian-registered
                                                                                  mutual funds.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------

  * Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met xx times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met xx times in the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's offices. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey, and Sullivan currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and met xx times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------ ----------------------------------------------------- ---------------------------------------------------------
      NAME                  DOLLAR RANGE OF FUND SHARES (FUND)*                AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
------------------ ----------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
------------------ ----------------------------------------------------- ---------------------------------------------------------
     Nesher                                 None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------
------------------ ----------------------------------------------------- ---------------------------------------------------------
      Doran                                 None                                                   None
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------ ----------------------------------------------------- ---------------------------------------------------------
     Carlbom                                None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------
------------------ ----------------------------------------------------- ---------------------------------------------------------
      Darr                                  None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------
     Johnson                                None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------
    Krikorian                               None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------
------------------ ----------------------------------------------------- ---------------------------------------------------------
     Storey                                 None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------
------------------ ----------------------------------------------------- ---------------------------------------------------------
    Sullivan                                None                                                   None
------------------ ----------------------------------------------------- ---------------------------------------------------------

* Valuation date is December 31, 2008. Because the Funds are new, as of the date of this SAI, none of the Trustees beneficially own shares of the Funds.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year ended December 31, 2008.

---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
NAME                        AGGREGATE          PENSION OR RETIREMENT         ESTIMATED ANNUAL        TOTAL COMPENSATION FROM THE
                                            BENEFITS ACCRUED AS PART OF        BENEFITS UPON
                           COMPENSATION            FUND EXPENSES                RETIREMENT             TRUST AND FUND COMPLEX*
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Doran                           $0                      n/a                         n/a               $0 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Nesher                          $0                      n/a                         n/a              $0 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Carlbom                $40,105              n/a                           n/a                      $40,105 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Darr**                 $29,631              n/a                           n/a                      $29,631 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Johnson                $40,105              n/a                           n/a                      $40,105 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Krikorian              $40,105              n/a                           n/a                      $40,105 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Storey                 $40,105              n/a                           n/a                      $40,105 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------
Sullivan               $40,105              n/a                           n/a                      $40,105 for service on (1) board
---------------------- -------------------- ----------------------------- ------------------------ ---------------------------------

* The Trust is the only investment company in the "Fund Complex." ** Appointed as Trustee on May 14, 2008.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------ ------------------------- -------------------------------------------------------- ------------------------
        NAME AND         POSITION WITH TRUST AND                                                              OTHER DIRECTORSHIPS
     DATE OF BIRTH            LENGTH OF TERM                PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                    HELD
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Philip T. Masterson             President          Managing Director of SEI Investments since 2006. Vice    None.
(03/12/64)                     (since 2008)        President and Assistant Secretary of the Administrator
                                                   from 2004 to 2006.  General Counsel of Citco Mutual
                                                   Fund Services from 2003 to
                                                   2004. Vice President and
                                                   Associate Counsel for the
                                                   Oppenheimer Funds from 2001
                                                   to 2003.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Michael Lawson            Treasurer, Controller    Director, SEI Investments, Fund Accounting since July    None.
(10/08/60)                 and Chief Financial     2005. Manager, SEI Investments, Fund Accounting from
                                 Officer           April 1995 to February 1998 and November 1998 to July
                               (since 2005)        2005.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Russell Emery                Chief Compliance      Chief Compliance Officer of SEI Structured Credit        None.
(12/18/62)                       Officer           Fund, LP and SEI Alpha Strategy Portfolios, LP since
                               (since 2006)        June 2007. Chief Compliance Officer of SEI Opportunity
                                                   Fund, L.P., SEI Institutional Managed Trust, SEI Asset
                                                   Allocation Trust, SEI Institutional International
                                                   Trust, SEI Institutional Investments Trust, SEI Daily
                                                   Income Trust, SEI Liquid Asset Trust and SEI Tax
                                                   Exempt Trust since March 2006. Director of Investment
                                                   Product Management and Development, SEI Investments,
                                                   since February 2003; Senior Investment Analyst -
                                                   Equity Team, SEI Investments, from March 2000 to
                                                   February 2003.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Carolyn Mead                Vice President and     Counsel at SEI Investments since 2007. Associate at      None.
(07/08/57)                 Assistant Secretary     Stradley, Ronon, Stevens & Young from 2004 to 2007.
                               (since 2007)        Counsel at ING Variable Annuities from 1999 to 2002.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Timothy D. Barto            Vice President and     General Counsel and Secretary of SIMC and the            None.
(03/28/68)                 Assistant Secretary     Administrator since 2004.  Vice President of SIMC and
                               (since              1999) the Administrator since 1999. Vice President
                                                   and Assistant Secretary of SEI Investments since 2001.
                                                   Assistant Secretary of SIMC, the Administrator and the
                                                   Distributor, and Vice President of the Distributor
                                                   from 1999 to 2003.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
James Ndiaye                  Vice President       Vice President and Assistant Secretary of SIMC since     None.
(09/11/68)               and Assistant Secretary   2005.  Vice President at Deutsche Asset Management
                               (since 2004)        from 2003 to 2004.  Associate at Morgan, Lewis &
                                                   Bockius LLP from 2000 to 2003.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Joseph Gallo                  Vice President       Attorney for SEI Investments since 2007. Associate       None.
(04/29/73)                    and Secretary        Counsel at ICMA-RC from 2004 to 2007.  Assistant
                               (since 2007)        Secretary of The VantageTrust Company in 2007.
                                                   Assistant Secretary of The Vantagepoint Funds from
                                 2006 to 2007.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Andrew S. Decker               AML Officer         Compliance Officer and Product Manager of SEI            None.
(08/22/63)                     (since 2008)        Investments since 2005. Vice President of Old Mutual
                                                   Capital from 2000 to 2005.
------------------------ ------------------------- -------------------------------------------------------- ------------------------
------------------------ ------------------------- -------------------------------------------------------- ------------------------
Michael Beattie               Vice President
(--/--/--)                     (since 2009)
------------------------ ------------------------- -------------------------------------------------------- ------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the

Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Funds each intend to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. The Board reserves the right not to maintain the qualification of the Funds as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Funds must distribute at least 90% of their net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of each Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

Certain distributions from the Funds may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Funds generally qualifies as qualified dividend income to the extent it is designated as such by the Funds and was distributed from dividends received by the Funds from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Funds and their shareholders. Long-term capital gains and qualified dividend income are currently taxable at a maximum rate of 15% (lower rates apply to individuals in lower tax brackets). Absent further legislation, the lower rates applicable to long-term capital gains and qualified dividend income will cease to apply in taxable years beginning after December 31, 2010.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

SALES, EXCHANGES, OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which a Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most their net capital gains and pay tax thereon.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

STATE TAXES. The Funds are not liable for any income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal period. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of "regular brokers and dealers" to report.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Adviser, principal underwriter or any affiliated person of the Funds, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30 and December 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. The Funds provide information about their complete portfolio holdings within 15 days of the end of each calendar quarter, on the internet at [insert website.]

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

The Adviser currently does not have any arrangements to provide Fund portfolio holdings information (including security name, ticker symbol, CUSIP, number of shares, current market value and percentage of portfolio, as well as percentage weightings for the Funds' top ten holdings) to third parties prior to the date on which portfolio holdings information is posted on the Funds' web site.

In addition, the Funds' service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or class of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available on Form N-PX: (i) without charge, upon request, by calling 1-XXX-XXX-XXXX and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODES OF ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.

Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Access Persons are prohibited from engaging in personal securities transactions in securities that are held by the Funds. In addition, all Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                       APPENDIX A - DESCRIPTION OF RATINGS

                                     RATINGS



The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -      Leading market positions in well-established industries.

         -      High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S SHORT-TERM MIG/VMIG RATINGS - US TAX-EXEMPT MUNICIPALS.
There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1   This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

BAA Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

Moody's makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B -PROXY VOTING POLICIES AND PROCEDURES

                            PENNANT MANAGEMENT, INC.
                        IA POLICIES AND PROCEDURES MANUAL
                                   to Current

                                  PROXY VOTING

POLICY

When Pennant Management, Inc. has discretion to vote the proxies of its clients, as a matter of policy and as a fiduciary to our clients, Pennant Management is responsible for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

As a general rule, Pennant Management does not vote proxy ballots. As such, custodial agents are directed to send such data directly to clients.

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Company has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

I.  INVESTMENT COMMITTEE

    1. The Investment Committee, which is the committee consisting of all the Portfolio Managers, is designated as the Company's policy-making body with respect to proxy voting. In this capacity, the Investment Committee will be aided by the Heads of the Administration Group, the Operations Group and the General Counsel, with whom the Investment Committee may consult as and when needed.

    2. The Investment Committee may delegate decisions with respect to specific proxy issues to one of the Portfolio Managers who is most familiar with the issuer and its business.

    3. The Investment Committee may designate staff to receive proxies, reconcile them with security ownership positions as of the specified record dates and to separate proxies with respect to issues designated by the Investment Committee for further review.

    4. The Investment Committee will designate the staff responsible for monitoring corporate actions, making voting decisions in accordance with this policy, and for ensuring that proxies are submitted timely.

    5. The Investment Committee shall determine, on a case-by-case basis, the need to contact an issuer or other security holders to gather additional information with respect to a proposal.

    6. Notwithstanding the foregoing, the Company may retain a service provider to administer this policy. Copies of the proxy materials received and a record reflecting how such proxies were voted may be maintained by such service provider if such service provider has given an undertaking to maintain such records and to provide copies to the Company promptly upon request.

II. PROXY VOTING PROCEDURES

    All proxies received by the Company will be sent to the Investment Committee. The Investment Committee will:

    1.  Keep a record of each proxy received.

    2. Determine which accounts managed by the Company hold the security to which the proxy relates.

    3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Company must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

    4. Identify Routine Items, Non-Routine Items and Conflict of Interest Items on the proxy and determine whether a specific policy of the Company applies to the Non-Routine Items and Conflict of Interest Items.

              CONFLICTS OF INTEREST

          a. If the Company has a direct or indirect interest in any issue that is the subject of a proxy to be voted for a client's account, the Company shall disclose to the client in writing the substance of the Company's interest in the issue and shall seek from the client written direction on how such issue is to be voted.
          b. If the Company does not receive written direction from a client on how to vote on an issue on which the Company has a direct or indirect interest, the Company may resolve the conflict by voting client securities based upon the recommendations of the issuer's management.
          c. This existence of an issue on which the Company has a direct or indirect issue shall not prevent the Company from voting on other issues on the same proxy on which the Company does not have a conflict of interest.

    5. Vote a Routine Item (with no corporate governance implications) according to the Company's specific policy and, if applicable, vote the Non-Routine Item or Conflict of Interest Item according to the Company's specific policy. The Investment Committee should vote these proxies by completing them and submitting them in a timely and appropriate manner.

    6. If no specific policy applies to a Non-Routine Item or Conflict of Interest Item, follow the general policy for voting of Non-Routine Items and Conflict of Interest Items.

    7. The Company may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Investment Committee shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. PROXY VOTING POLICIES

     In the absence of specific voting guidelines from a client, the Company will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Company believes that voting proxies in accordance with the following policies is in the best interests of its clients.

    1.  Specific Voting Policies

          A.  Routine

              o The Company will generally vote FOR the election of directors (where no corporate governance issues are implicated).
              o The Company will generally vote FOR the selection of independent auditors.
              o The Company will generally vote FOR increases in or reclassification of common stock.
              o The Company will generally vote FOR management recommendations adding or amending indemnification provisions in charter or by-laws.
              o The Company will generally vote FOR changes in the board of directors.
              o The Company will generally vote FOR outside director compensation.

          B.  Non-Routine and Conflict of Interest Items:

              o The Company will generally vote FOR management proposals for merger or reorganization if the transaction appears to offer fair value.
              o The Company will generally vote FOR measures intended to increase long-term stock ownership by executives.
              o The Company will generally vote AGAINST shareholder resolutions that consider non-financial impacts of mergers.
              o The Company will generally vote AGAINST anti-greenmail provisions.
              o The Company will generally vote AGAINST proposals to lower barriers to shareholder action. o The Company will generally vote AGAINST proposals to impose super-majority requirements.

    2.  General Voting Policy

                  If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Investment Committee will engage the appropriate parties to determine how the proxies should be voted.

IV.  DISCLOSURE

    1. The Company will disclose in its Form ADV Part II that clients may contact the Compliance Officer in order to obtain information on how the Company voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Investment Committee will prepare a written response that lists with respect to each voted proxy relating to the inquiry, (1) the name of the issuer; (2) the proposal voted upon; and (3) how the Company voted that client's proxy.

     2. A concise summary of these Proxy Voting Procedures and Policies will be included in the Company's Form ADV Part II, and will be updated whenever these procedures and policies are updated.

V.  RECORDKEEPING

     The Company will maintain files relating to the Company's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Company. Records of the following will be included in the files:

    1. Copies of the proxy voting procedures and policies, and any amendments thereto.

    2. A copy of each proxy statement that the Company receives, provided however that the Company may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

    3.  A record of each vote that Company casts.

    4. A copy of any document Company created that was material to making a decision how to vote proxies, or that memorializes that decision.

    5. A copy of each written client request for information on how the Company voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Company voted its proxies.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The Chief Investment Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Company has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

I.  INVESTMENT COMMITTEE

    1. The Investment Committee, which is the committee consisting of all the Portfolio Managers, is designated as the Company's policy-making body with respect to proxy voting. In this capacity, the Investment Committee will be aided by the Heads of the Administration Group, the Operations Group and the General Counsel, with whom the Investment Committee may consult as and when needed.

    2. The Investment Committee may delegate decisions with respect to specific proxy issues to one of the Portfolio Managers who is most familiar with the issuer and its business.

    3. The Investment Committee may designate staff to receive proxies, reconcile them with security ownership positions as of the specified record dates and to separate proxies with respect to issues designated by the Investment Committee for further review.

    4. The Investment Committee will designate the staff responsible for monitoring corporate actions, making voting decisions in accordance with this policy, and for ensuring that proxies are submitted timely.

    5. The Investment Committee shall determine, on a case-by-case basis, the need to contact an issuer or other security holders to gather additional information with respect to a proposal.

    6. Notwithstanding the foregoing, the Company may retain a service provider to administer this policy. Copies of the proxy materials received and a record reflecting how such proxies were voted may be maintained by such service provider if such service provider has given an undertaking to maintain such records and to provide copies to the Company promptly upon request. Initial due diligence initial due diligence reviews of any proxy service firm engaged will be conducted as well as oversight on an on-going or periodic basis. These reviews of the proxy firms' services and practices will include conflicts of interest, consistency of voting with guidelines, fees and disclosures, as relevant, among other things and will be documented.

II.  PROXY VOTING PROCEDURES

     All proxies received by the Company will be sent to the Investment Committee. The Investment Committee will:

    1.  Keep a record of each proxy received.

    2. Determine which accounts managed by the Company hold the security to which the proxy relates.

    3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Company must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

    4. Identify Routine Items, Non-Routine Items and Conflict of Interest Items on the proxy and determine whether a specific policy of the Company applies to the Non-Routine Items and Conflict of Interest Items.

            CONFLICTS OF INTEREST

        a. If the Company has a direct or indirect interest in any issue that is the subject of a proxy to be voted for a client's account, the Company shall disclose to the client in writing the substance of the Company's interest in the issue and shall seek from the client written direction on how such issue is to be voted.

        b. If the Company does not receive written direction from a client on how to vote on an issue on which the Company has a direct or indirect interest, the Company may resolve the conflict by voting client securities based upon the recommendations of the issuer's management.

        c. This existence of an issue on which the Company has a direct or indirect issue shall not prevent the Company from voting on other issues on the same proxy on which the Company does not have a conflict of interest.

    5. Vote a Routine Item (with no corporate governance implications) according to the Company's specific policy and, if applicable, vote the Non-Routine Item or Conflict of Interest Item according to the Company's specific policy. The Investment Committee should vote these proxies by completing them and submitting them in a timely and appropriate manner.

    6. If no specific policy applies to a Non-Routine Item or Conflict of Interest Item, follow the general policy for voting of Non-Routine Items and Conflict of Interest Items.

    7. The Company may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Investment Committee shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. PROXY VOTING POLICIES

     In the absence of specific voting guidelines from a client, the Company will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Company believes that voting proxies in accordance with the following policies is in the best interests of its clients.

    1.  Specific Voting Policies

        A.  Routine

            o The Company will generally vote FOR the election of directors (where no corporate governance issues are implicated).
            o The Company will generally vote FOR the selection of independent auditors.
            o The Company will generally vote FOR increases in or reclassification of common stock.
            o The Company will generally vote FOR management recommendations adding or amending indemnification provisions in charter or by-laws.

            o The Company will generally vote FOR changes in the board of directors.
            o The Company will generally vote FOR outside director compensation.

        B.  Non-Routine and Conflict of Interest Items:

            o The Company will generally vote FOR management proposals for merger or reorganization if the transaction appears to offer fair value.

            o The Company will generally vote FOR measures intended to increase long-term stock ownership by executives.

            o The Company will generally vote AGAINST shareholder resolutions that consider non-financial impacts of mergers.

            o The Company will generally vote AGAINST anti-greenmail provisions.

            o The Company will generally vote AGAINST proposals to lower barriers to shareholder action.

            o The Company will generally vote AGAINST proposals to Impose super-majority requirements.

    2.  General Voting Policy

        If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Investment Committee will engage the appropriate parties to determine how the proxies should be voted.

IV. DISCLOSURE

    1. The Company will disclose in its Form ADV Part II that clients may contact the Compliance Officer in order to obtain information on how the Company voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Investment Committee will prepare a written response that lists with respect to each voted proxy relating to the inquiry, (1) the name of the issuer; (2) the proposal voted upon; and (3) how the Company voted that client's proxy.

    2. A concise summary of these Proxy Voting Procedures and Policies will be included in the Company's Form ADV Part II, and will be updated whenever these procedures and policies are updated.

V.  RECORDKEEPING

    The Company will maintain files relating to the Company's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Company. Records of the following will be included in the files:

    1. Copies of the proxy voting procedures and policies, and any amendments thereto.

    2. A copy of each proxy statement that the Company receives, provided however that the Company may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

    3.  A record of each vote that Company casts.

    4. A copy of any document Company created that was material to making a decision how to vote proxies, or that memorializes that decision.

    5. A copy of each written client request for information on how the Company voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Company voted its proxies.

                            PART C: OTHER INFORMATION

ITEM 23.          EXHIBITS:

(a) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(b)(1) Registrant's Revised and Restated By-Laws are incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(b)(2) Amendment No. 1 to the Registrant's Revised and Restated By-Laws is filed herewith.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(2) Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(3) Investment Advisory Agreement dated November 21, 1994 between the Registrant and AIG Global Investment Corp. is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(4) Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital Management Corp. and AIG Global Investment Corp. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(d)(5) Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(6) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.
(d)(7) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(8) Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(d)(9) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(10) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000164 on April 26, 2006.
(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12) Amended Schedule A dated August 7, 2007 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(d)(13) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(15) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(16) Form of Investment Advisory Agreement between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(d)(17) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(18) Form of Investment Advisory Agreement between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(d)(19) Investment Advisory Agreement dated March 1, 2003 between the Registrant and National City Investment Management Co. (now, Allegiant Asset Management Company) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(d)(20) Interim Investment Advisory Agreement dated December 31, 2008 between the Registrant and Allegiant Asset Management Company (formerly, National City Investment Management Co.) is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(d)(21) Investment Advisory Agreement dated January 30, 2007 between the Registrant and Fiduciary Management Associates, LLC is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(d)(22) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.
(d)(23) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(24) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(d)(25) Schedule A dated December 16, 2005, as amended August 8, 2006, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000426 on September 8, 2006.

(d)(26) Expense Limitation Agreement dated August 12, 2008 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(d)(27) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(d)(28) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(d)(29) Form of Investment Advisory Agreement between the Registrant and Pennant Management, Inc. to be filed by amendment.
(d)(30) Expense Limitation Agreement between the Registrant and Pennant Management, Inc. to be filed by amendment.
(e)(1) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(e)(2) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement dated November 10, 1997 between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(4) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(f)               Not Applicable.
(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit
                  (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit
                  (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank, National Association) assigning the Custodian Agreement to U.S. Bank, National Association is incorporated herein by reference to exhibit
                  (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.
(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(g)(6) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(7) Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A. to be filed by amendment.
(g)(8) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(g)(9) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(10) Custody Agreement between the Registrant and The Northern Trust Company to be filed by amendment.
(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(h)(3) Amendment and Attachment 1 thereto dated April 1, 2006 to the Amended and Restated Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit (h)(28) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000213 on June 7, 2006.
(h)(4) Amendments to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investment Global Fund Services, relating to the LSV Conservative Value Equity Fund, LSV Conservative Core Equity Fund and LSV Global Value Fund, to be filed by amendment.
(h)(5) Amendment and Attachment 1 thereto dated September 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the HGK Equity Value Fund, is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(h)(6) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio, is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(h)(7) Amended and Restated Amendment Dated June 20, 2007 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the ICM Small Company Portfolio, is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

(h)(8) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short-Term Income Fund, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(h)(9) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the FMA Small Company Portfolio, is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(10) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(11) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the McKee International Equity Portfolio, is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(12) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the United Association S&P 500 Index Fund, is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.
(h)(13) Amendment and Attachment 1 dated November 29, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Commerce Capital Institutional Select Government Money Market Fund, Commerce Capital Government Money Market Fund and Commerce Capital Treasury Obligations Money Market Fund, is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(14) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.

(h)(15) Amendment and Attachment 1 thereto dated September 1, 2007 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Cambiar Opportunity Portfolio, Cambiar International Equity Portfolio, Cambiar Small Mid Cap Portfolio and Cambiar Aggressive Value Portfolio, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.
(h)(16) Amendment and Attachment 1 thereto dated July 30, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Rice Hall James MicroCap Portfolio, Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000402 on August 27, 2004.
(h)(17) Amendment and Attachment 1 thereto dated May 20, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the AIG Money Market Fund, is incorporated herein by reference to exhibit
                  (h)(49) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.
(h)(18) Amendment and Attachment 1 thereto dated July 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the FMC Strategic Value Fund and FMC Select Fund, is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.
(h)(19) Amendment and Attachment 1 thereto dated September 7, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Income Opportunity Fund, WHG SmidCap Fund, WHG LargeCap Value Fund, WHG Balanced Fund, WHG SmallCap Value Fund, and WHG AllCap Value Fund, is incorporated herein by reference to exhibit (h)(25) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(20) Amendment and Attachment 1 thereto dated January 27, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(h)(21) Amendment and Attachment 1 thereto to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund to be filed by amendment.
(h)(22) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit
                  (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.
(h)(23) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services,
                  LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(24) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.
(h)(25) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(26) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.
(h)(27) Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(h)(28) Amended Exhibit D to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc., to be filed by amendment.
(h)(29) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(h)(30) Shareholder Services Agreement, relating to the Administration Class Shares and the Service Class Shares of the Commerce Capital Government Money Market Fund and Commerce Capital Treasury Obligations Money Market Fund, is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000177 on April 29, 2004.
(h)(31) Shareholder Services Plan, relating to the Administration Class Shares of the Commerce Capital Government Money Market Fund, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(h)(32) Shareholder Services Plan, relating to the Institutional Class Shares of the Cambiar Opportunity Fund and the Cambiar International Fund, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(33) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.
(h)(34) Shareholder Services Plan, relating to the Investor Shares of the FMA Small Company Fund, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 103 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000018 on January 15, 2008.
(h)(35) Shareholder Services Plan, relating to the Institutional Shares of the WHG SmidCap Fund and WHG SmallCap Value Fund, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith.
(j)               Not Applicable.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(2) Amended Schedule dated September 16, 2009 to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, to be file by amendment.
(m)(3) Distribution Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.
(m)(4) Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(n)(2) Schedule G to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the WHG Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(n)(3) Revised Schedule C and Exhibit C.2 to the Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Cambiar Funds, are incorporated herein by reference to exhibit
                  (n)(3) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(o)               Not Applicable.
(p)(1) Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated July 27, 2006 is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(4) Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(5) Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(6) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(7) C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(8) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics as amended September 2008 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(p)(9) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit
                  (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(11) AIG Global Investment Corp. Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(12) Fiduciary Management Associates, LLC Revised Code of Ethics dated January 1, 2006 is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(13) Rice Hall James & Associates, LLC Revised Code of Ethics dated February 1, 2005 is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(14) Acadian Asset Management, LLC Revised Code of Ethics dated April 1, 2007 is incorporated herein by reference to exhibit
                  (p)(17) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(15) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(16) Edgewood Management LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(17) Allegiant Asset Management Company Revised Code of Ethics dated September 1, 2008 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(p)(18) Commerce Capital Management Revised Code of Ethics dated October 6, 2005 is incorporated herein by reference to exhibit
                  (p)(22) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(19)           Pennant Management, Inc. Code of Ethics is filed herewith.
(p)(20) SEI Investments Global Funds Services Revised Code of Ethics for SEI Investments Distribution Co. dated October 2007 to be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25.  INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.


------------------------------------ ---------------------------------------- --------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Gary L. Bergstrom - Chairman,         Acadian Asset Management (Singapore)         Director, Asset Management
Member of the Board of Managers                     Pte. Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
John Chisholm, Executive Vice          Acadian Asset Management (UK) Ltd.          Director, Asset Management
President, Co-CIO, and Member of
the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Churchill Franklin, Executive Vice     Acadian Asset Management (UK) Ltd.          Director, Asset Management
President and Member of the Board
of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                      Acadian Asset Management (Australia)         Director, Asset Management
                                                      Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Acadian Cayman Limited G.P.             Director, Asset Management
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Ronald Frashure, Chief Executive      Acadian Asset Management (Singapore)         Director, Asset Management
Officer, President, Co-CIO, and                     Pte. Ltd.
Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Acadian Cayman Limited G.P.             Director, Asset Management
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Mark J. Minichiello, Senior Vice       Acadian Asset Management (UK) Ltd.          Director, Asset Management
President, Chief Financial
Officer,  Treasurer, Secretary,
and Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Raymond Mui, Senior Vice President         Acadian Cayman Limited G.P.             Director, Asset Management
and Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
James Wylie, Senior Vice President         Acadian Cayman Limited G.P.             Director, Asset Management
and Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------

------------------------------------ ---------------------------------------- --------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Linda Gibson, Member of the Board         Old Mutual (US) Holdings Inc.        Executive Vice President, Secretary
of Managers                                                                            and General Counsel
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Larch Lane Advisors, LLC
                                                                                      Affiliated Directors
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                              2100 Xenon Group LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Asset Management Trust
                                                     Company
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Thomas Turpin, Member of the Board       Old Mutual (US) Holdings, Inc.        Executive Vice President and Chief
of Managers                                                                             Operating Officer
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                              Old Mutual Funds III                  Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Old Mutual Capital, Inc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Old Mutual Group Limited
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                       Old Mutual Asset Managers (Bermuda)
                                                      Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Group Services Limited
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Liberty Ridge Capital, Inc.                Chairman and Director
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Larch Lane Advisors, LLC                Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                       Provident Investment Counsel, Inc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                         Ashfield Capital Partners, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                               Old Mutual Funds II
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Insurance Series Fund
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                       Old Mutual Asset Managers (UK) Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                             Analytic Investors, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Copper Rock Capital Partners, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Asset Management Trust
                                                     Company
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                              2100 Xenon Group LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Rogge Global Partners plc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                     Investment Counselors of Maryland, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                               LML Holdings, Inc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------

------------------------------------ ---------------------------------------- --------------------------------------
         NAME AND POSITION                                                               CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Stephen Clarke, Member of the            Old Mutual U.S. Holdings, Inc.               Senior Vice President
Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management LLC              Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Lincluden Management Limited
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
James Mikolaichik, Member of the         Old Mutual (US) Holdings, Inc.       Executive Vice President, Head of
Board of Managers                                                             Strategy, Product and Corporate
                                                                              Development
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management, LLC       Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                              2100 Xenon Group LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Kathryn Horgan, Member of the            Old Mutual (US) Holdings, Inc.       Executive Vice President and
Board of Mangers                                                              Director of Human Resources
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management LLC        Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
AIG Global Investment Corp. ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 70 Pine Street, New York, New York 10270. AIG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

------------------------------------ ----------------------------------------- --------------------------------------
         NAME AND POSITION                                                                CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                        OTHER COMPANY
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Win Jay Neuger                       American International Group, Inc.        Executive Vice President
Director, Chairman of the Board of
Directors and Chief Executive
Officer
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Global Asset Management Holdings      Director/Chief Executive
                                     Corp.                                     Officer/Chairman of Board of
                                                                               Directors
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Investments Fund Management Limited   Director
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
George Coheleach                     American International Group, Inc.        Assistant Treasurer
Portfolio Manager
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Hans K. Danielsson                   AIG International Group, Inc.             Senior Vice President
Director and Senior Managing
Director
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Global Asset Management Holdings      Director
                                     Corp.
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Investments Europe Limited            Director and Managing Director
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Monika Machon, Director and          AIG International Group, Inc.             Senior Vice President and Chief
Managing Director                                                              Investment Officer
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Investments Europe Limited            Chairperson of the Board of Directors
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Joseph Guarino, Chief Compliance     AIG Global Asset Management Holdings      Director and Managing Director
Officer                              Corp.
------------------------------------ ----------------------------------------- --------------------------------------

ALLEGIANT ASSET MANAGEMENT COMPANY
Allegiant Asset Management Company ("Allegiant") serves as the investment adviser to the UA S&P 500 Index Fund. The principal address of Allegiant is 200 Public Square, 5th Floor, Cleveland, Ohio 44114. Allegiant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------------- ----------------------------------------- -----------------------------
             NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
          WITH INVESTMENT ADVISER                                                              OTHER COMPANY
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
John G. Abunassar, Director, President  and              National City Bank                       Officer
CEO
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
Kathleen T. Barr, Director and Managing                  National City Bank                       Officer
Director - Compliance
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
                                                          Allegiant Funds                 Chief Compliance Officer
                                                                                          and Chief Administrative
                                                                                                  Officer
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
Joseph C. Penko, Director, Managing                      National City Bank                       Officer
Director, and Treasurer
--------------------------------------------- ----------------------------------------- -----------------------------

ANALYTIC INVESTORS, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008.

--------------------------------- ------------------------------------------- ---------------------------------------
       NAME AND POSITION                                                                 CONNECTION WITH
    WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                         OTHER COMPANY
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Dr. Roger Glen Clarke, Chairman   Ensign Peak Advisors                        President (September 1997 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Bonneville Holding Corporation              Director (January 2000 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Deseret Trust Company                       Director (September 1996 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Deseret  Mutual Benefit Administrators      Director (March 2006 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Harindra de Silva, Director and   Analytic US Market Neutral, Ltd.            Director (01/1999 - present)
President
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Offshore Master, Ltd.    Director (11/2000 - present)

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore II,     Director (05/2002 - present)
                                  Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore         Director (05/2002 - present)
                                  Master II, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore M,      Director (03/2004 - present)
                                  Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore Master, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Market Neutral V-6, Ltd.           Director (04/2005 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------

--------------------------------- ------------------------------------------- ---------------------------------------
       NAME AND POSITION                                                                 CONNECTION WITH
    WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                         OTHER COMPANY
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Marie Nastasi Arlt, Director,     Analytic US Market Neutral Offshore, Ltd.   Director (11/2001 - present)
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore II,     Director (05/2002 - present)
                                  Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore M,      Director (03/2004 - present)
                                  Ltd.

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore         Director (04/2005 - present)
                                  Master, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore         Director (04/2005 - present)
                                  Master II, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore Master, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Market Neutral V-6, Ltd.           Director (04/2005 - present)

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Thomas M. Turpin, Director        Old Mutual US Holdings, Inc.                Interim Chief Executive Officer
                                                                              (April 2008 - present)
--------------------------------- ------------------------------------------- ---------------------------------------

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Conquistador Fund and the Cambiar Aggressive Value Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2008 and 2009.

[For the fiscal years ended April 30, 2008 and 2009, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.] [TO BE UPDATED BY AMENDMENT]

COMMERCE CAPITAL MARKETS, INC.
Commerce Capital Markets, Inc. ("Commerce") serves as the investment adviser to the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund, and the Commerce Capital Institutional Select Government Money Market Fund. The principal address of Commerce is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, Pennsylvania 19103. Commerce is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

-------------------------------------- --------------------------------------- --------------------------------------
          NAME AND POSITION                                                               CONNECTION WITH
       WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                       OTHER COMPANY
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Russell O. Vernon                      Commerce Capital Investments, Inc.*     CEO/President
CEO/President
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Terrence J. Malloy, Director           Commerce Capital Investments, Inc*      Director
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Marc A. Rubinsohn, Accounting          Commerce Capital Investments, Inc.*     Accounting Manager/FINOP
Manager/FINOP
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Maria F. Lutzker, Chief Compliance     Commerce Capital Investments, Inc.*     Chief Compliance Officer
Officer
-------------------------------------- --------------------------------------- --------------------------------------

*  Closed effective December 31, 2008.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- ----------------------------------------- ------------------------------------
          NAME AND POSITION                                                                 CONNECTION WITH
       WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Gregory M. Melvin, EVP, CIO             Dartmouth Capital Advisor's Inc.                       President
--------------------------------------- ----------------------------------------- ------------------------------------

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- ----------------------------------------- ------------------------------------
          NAME AND POSITION                                                                 CONNECTION WITH
       WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Alan Whitman Breed, President and              EMC Tidemark Partners LLC                    Managing Member
Managing Member of the Board of
Managers
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
                                                 Rockridge Partners LP                  President and Principal
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Donna Marie Colon, Secretary and               EMC Tidemark Partners, LLC                       Member
Member of the Board of Managers
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Fausto Rotundo, Chief Financial                   Kozmo Properties LLC                         President
Officer, Chief Compliance Officer &
Member of the Board of Managers
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Alexander Farman-Farmaian, Vice                       Kalinat S.A.                          Vice President
Chairman and Member of the Board
Managers
--------------------------------------- ----------------------------------------- ------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
Fiduciary Management Associates, LLC ("FMA") serves as the investment adviser to the FMA Small Company Portfolio. The principal address of FMA is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603. FMA is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- ----------------------------------------- -----------------------------------
          NAME AND POSITION                                                                CONNECTION WITH
       WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                      OTHER COMPANY
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
Ophelia Barsketis, Managing Director       Cashmere Linen Home Collection LLC               Owner, Member
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
David J. Meyer, Managing Director       Security Traders Association of Chicago       Member, Board of Directors
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
                                              STAC Fund (Charitable Fund)                     President
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
                                          Institutional Investor Trader Forum           Advisory Board Member
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
Leo Harmon, Senior Director                           CFA Chicago                            Board Member
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
                                         External Investment Committee for the          Advisory Board Member
                                                Illinois State Treasurer
--------------------------------------- ----------------------------------------- -----------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                          CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                   OTHER COMPANY
------------------------------------------------------------------------------------------------------------
David Sanford Gottesman, Senior          Berkshire Hathaway, Inc.               Member, Board of Directors
Managing Director
                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                       American Museum of Natural History                 Trustee

                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                               Mount Sinai Center                         Trustee
                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                               Yeshiva University                         Trustee
------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, Senior                      NYU Medical Center                         Trustee
Managing Director
                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                         National Foundation for Facial                   Trustee
                                                Reconstruction
------------------------------------------------------------------------------------------------------------
Jack H. Varon, Senior Managing                         --                                   --
Director
------------------------------------------------------------------------------------------------------------
Allan Howard Glick, Senior                             --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, Senior                            --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, Senior                   Brown University                    Trustee Emeritus
Managing Director
------------------------------------------------------------------------------------------------------------
David M. Manischewitz, Senior                          --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, Senior                 Ark Restaurants Corp.               Member, Board of Directors
Managing Director                             Rider University                           Trustee
------------------------------------------------------------------------------------------------------------
John R. Loomis, Senior Managing                        --                                   --
Director
------------------------------------------------------------------------------------------------------------
Michael P. Helmick, Senior                             --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, Chief                             --                                   --
Executive Officer and Senior
Managing Director
------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III,
Senior Managing Director                        Hendrix College                           Trustee
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
         NAME AND POSITION                                                          CONNECTION WITH
      WITH INVESTMENT ADVISER                 NAME OF OTHER COMPANY                   OTHER COMPANY
------------------------------------------------------------------------------------------------------------
Neal K. Stearns, Senior Managing                       --                                   --
Director, Chief Legal Officer and
Chief Compliance Officer
------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., Senior                          --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Richard A. Pearl, Senior Managing                      --                                   --
Director
------------------------------------------------------------------------------------------------------------
Keith B. Josephson, Senior                             --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
William F. Guardenier, Senior                          --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Todd W. Green, Senior Managing                         --                                   --
Director
------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, Senior Managing                     --                                   --
Director
------------------------------------------------------------------------------------------------------------
Jay Vodofsky, Senior Managing                          --                                   --
Director
------------------------------------------------------------------------------------------------------------
Cheryl M. Kallem, Senior Managing                      --                                   --
Director, Chief Financial Officer
and co-Chief Compliance Officer
------------------------------------------------------------------------------------------------------------
Edward I. Lefferman, Senior                            --                                   --
Managing Director
------------------------------------------------------------------------------------------------------------
Timothy C. Muccia, Senior Managing                     --                                   --
Director
------------------------------------------------------------------------------------------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
Haverford Investment Management, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- ---------------------------------------
          NAME AND POSITION                     NAME OF OTHER COMPANY                     CONNECTION WITH
       WITH INVESTMENT ADVISER                                                             OTHER COMPANY
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
George Connell                               The Haverford Trust Company                   Vice Chairman
Vice Chairman
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.                      CEO
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Joseph J. McLaughlin Jr. Chairman,           The Haverford Trust Company                  Chairman and CEO
CEO and President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Binney H. C. Wietlisbach                     The Haverford Trust Company                     President
President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.                   President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Henry B. Smith                               The Haverford Trust Company                   Vice President
Vice President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
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--------------------------------------- -------------------------------------- ---------------------------------------
Jason D. Pride                               The Haverford Trust Company                 VP/Dir of Research
Vice President and Director of
Research
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
David Brune                                  The Haverford Trust Company                   Vice President
Investment Committee
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
MarieElena V. Ness                           The Haverford Trust Company                Compliance Director
Chief Compliance Officer
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.            Chief Compliance Officer
--------------------------------------- -------------------------------------- ---------------------------------------

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- ---------------------------------------
          NAME AND POSITION                                                               CONNECTION WITH
       WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Richard J. Bruce                              Bruce Nelson Capital LLP                Chief Investment Officer
Director, International (EAFE)                     London, England
Investment Disciplines
--------------------------------------- -------------------------------------- ---------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- --------------------------------------
          NAME AND POSITION                                                               CONNECTION WITH
       WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Thomas Turpin                              Old Mutual (US) Holdings Inc.*             Chief Executive Officer
Director of ICM
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Joshua S. Overholt
Vice President                                      FAF Advisors                      Senior Research Analyst
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Matthew E. Fleming
Vice President                                  PNC Capital Advisors                  Senior Research Analyst
--------------------------------------- -------------------------------------- --------------------------------------

* Investment Counselors of Maryland, LLC is an affiliate of Old Mutual (US) Holdings Inc.

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund, the LSV Conservative Value Equity Fund, and the LSV Global Value Fund. The address of LSV is 1 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

For the fiscal years ended October 31, 2007 and 2008, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008.
[TO BE COMPLETED BY AMENDMENT].

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

For the fiscal years ended October 31, 2007 and 2008, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- --------------------------------------
          NAME AND POSITION                                                               CONNECTION WITH
       WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Thomas M. Turpin, Member of the Board       Old Mutual Asset Management*       Chief Executive Officer and President
of Managers
--------------------------------------- -------------------------------------- --------------------------------------

* TS&W is an affiliate of Old Mutual Asset Management. Mr. Turpin is also on the Boards of 12 other Old Mutual Asset Management affiliates.

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG AllCap Value Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.


-------------------------------------- ------------------------------------------- ----------------------------------
          NAME AND POSITION                      NAME OF OTHER COMPANY                      CONNECTION WITH
       WITH INVESTMENT ADVISER                                                               OTHER COMPANY
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
Susan Byrne                                  Westwood Holdings Group, Inc.*          Chief Investment Officer and
Chief Investment Officer and                          (NYSE: WHG)                        Chairman of the Board
Chairman of the Board
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
Brian Casey                                  Westwood Holdings Group, Inc.*          President and Chief Executive
President and Chairman of the Board                   (NYSE: WHG)                        Officer and Director
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
                                                    Westwood Trust**                    President and Director
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
William R. Hardcastle                        Westwood Holdings Group, Inc.*             Chief Financial Officer
Chief Financial Officer                               (NYSE: WHG)
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
Sylvia L. Fry                                Westwood Holdings Group, Inc.*            Chief Compliance Officer
Chief Compliance Officer                              (NYSE: WHG)
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
                                                    Westwood Trust**                   Chief Compliance Officer
-------------------------------------- ------------------------------------------- ----------------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).
** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                          July 15, 1982
         SEI Liquid Asset Trust                                          November 29, 1982
         SEI Tax Exempt Trust                                            December 3, 1982
         SEI Institutional Managed Trust                                 January 22, 1987
         SEI Institutional International Trust                           August 30, 1988
         The Advisors' Inner Circle Fund                                 November 14, 1991
         The Advisors' Inner Circle Fund II                              January 28, 1993
         Bishop Street Funds                                             January 27, 1995
         SEI Asset Allocation Trust                                      April 1, 1996
         SEI Institutional Investments Trust                             June 14, 1996
         Oak Associates Funds                                            February 27, 1998
         CNI Charter Funds                                               April 1, 1999
         iShares Inc.                                                    January 28, 2000
         iShares Trust                                                   April 25, 2000

         Optique Funds, Inc.                                             November 1, 2000
         Causeway Capital Management Trust                               September 20, 2001
         Barclays Global Investors Funds                                 March 31, 2003
         SEI Opportunity Fund, LP                                        October 1, 2003
         The Arbitrage Funds                                             May 17, 2005
         The Turner Funds                                                January 1, 2006
         ProShares Trust                                                 November 14, 2005
         Community Reinvestment Act Qualified Investment Fund            January 8, 2007
         Accessor Funds                                                  March 1, 2007
         SEI Alpha Strategy Portfolios, LP                               June 29, 2007
         TD Asset Management USA Funds                                   July 25, 2007
         SEI Structured Credit Fund, LP                                  July 31, 2007
         Wilshire Mutual Funds, Inc.                                     July 12, 2008
         Wilshire Variable Insurance Trust                               July 12, 2008
         Forward Funds                                                   August 14, 2008
         Global X Funds                                                  October 24, 2008
         Veritas Funds                                                   January 16, 2009

      The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                    POSITION AND OFFICE                         POSITIONS AND OFFICES
         NAME                       WITH UNDERWRITER                            WITH REGISTRANT
         ----                       ----------------                            ---------------
         William M. Doran           Director                                            --
         Edward D. Loughlin         Director                                            --
         Wayne M. Withrow           Director                                            --
         Kevin Barr                 President & Chief Executive Officer                 --
         Maxine Chou                Chief Financial Officer, Chief Operations           --
                                    Officer, & Treasurer
         Karen LaTourette           Chief Compliance Officer, Anti-Money
                                    Laundering Officer & Assistant Secretary            --
         Mark J. Held               Senior Vice President                               --
         Lori L. White              Vice President & Assistant Secretary                --
         John Coary                 Vice President & Assistant Secretary                --
         John Cronin                Vice President                                      --
         Robert Silvestri           Vice President                                      --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

                  U.S. Bank, National Association              Union Bank of California, N.A.
                  800 Nicollett Mall                           475 Sansome Street
                  Minneapolis, Minnesota 55402-4302            15th Floor
                                                               San Francisco, California 94111
                  National City Bank                           The Northern Trust Company
                  National City Center                         50 LaSalle Street
                  1900 East Ninth Street                       Chicago, Illinois  60675
                  Cleveland, Ohio 44114

(b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

(c)      With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
         the required books and records are maintained at the offices of the Registrant's investment advisers:

                  Acadian Asset Management LLC
                  One Post Office Square, 8th Floor
                  Boston, Massachusetts 02109

                  AIG Global Investment Corp.
                  70 Pine Street, 20th Floor
                  New York, New York 10270

                  Allegiant Asset Management Company
                  200 Public Square
                  Cleveland, Ohio 44114

                  Analytic Investors, LLC
                  555 West Fifth Street, 50th Floor
                  Los Angeles, CA 90013

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, Colorado 80206

                  Commerce Capital Markets, Inc.
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, Pennsylvania 19103

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, Pennsylvania 15222

                  Edgewood Management LLC
                  305 Park Avenue, 18th Floor
                  New York, New York 10022-6057

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, Illinois 60603

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, New York  10022-7022

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, Pennsylvania 19087-4546

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, New Jersey 07310

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  LSV Asset Management
                  1 North Wacker Drive
                  Chicago, Illinois 60606

                  Pennant Management, Inc.
                  11270 West Park Place, Suite 1025
                  Milwaukee, WI 53224

                  Rice Hall James & Associates, LLC
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  Thompson, Siegel & Walmsley LLC
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Westwood Management Corp.
                  200 Crescent Court, Suite 1200
                  Dallas, Texas 75201

ITEM 29.  MANAGEMENT SERVICES:  None.

ITEM 30.  UNDERTAKINGS:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 112 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of August, 2009.

                                       THE ADVISORS' INNER CIRCLE FUND

                                          By: /S/ PHILIP T. MASTERSON
                                              ----------------------------------
                                               Philip T. Masterson, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                *                           Trustee                              August 21, 2009
------------------------------------
Charles E. Carlbom

                *                           Trustee                              August 21, 2009
------------------------------------
John K. Darr

                *                           Trustee                              August 21, 2009
------------------------------------
William M. Doran

                *                           Trustee                               August 21, 2009
------------------------------------
Mitchell A. Johnson

                *                           Trustee                               August 21, 2009
------------------------------------
Betty L. Krikorian

                *                           Trustee                               August 21, 2009
------------------------------------
Robert A. Nesher

                *                           Trustee                               August 21, 2009
------------------------------------
James M. Storey

                *                           Trustee                               August 21, 2009
------------------------------------
George J. Sullivan, Jr.

/S/ PHILIP T. MASTERSON                     President                             August 21, 2009
------------------------------------
Philip T. Masterson

           *                                Treasures, Controller &               August 21, 2009
------------------------------------        Chief Financial Officer
Michael Lawson


By: /S/ PHILIP T. MASTERSON
    --------------------------------
    Philip T. Masterson

* Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.

                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT

EX-99.B2      Amendment No. 1 to the Registrant's Revised and Restated By-Laws
EX-99.I       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
EX-99.P19     Pennant Management, Inc. Code of Ethics